Accounts Receivable, Net (Details) - Schedule of Allowance for Credit Losses Movement - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Allowance for Doubtful Accounts Movement [Abstract]
Beginning balance
Bad debt provision	1,933,661
Foreign exchange translation	(5,175)
Ending balance	$ (1,928,486)